Net Loss From Continuing Operations - Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	$ 367	$ 579	$ 932
Costs of revenues
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	64	62	73
Sales and marketing
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	45	160	183
General and administrative
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	151	85	187
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	$ 107	$ 272	$ 489